Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) $ in Millions	3 Months Ended
Jan. 31, 2020 CAD ($)
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 30